The Gabelli Equity Income Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.1%
	Aerospace — 2.2%
60,000	Aerojet Rocketdyne Holdings Inc.†	$2,686,200
2,000	Lockheed Martin Corp.	727,080
10,000	Raytheon Co.	1,738,800
45,000	Rockwell Automation Inc.	7,372,350
600,000	Rolls-Royce Holdings plc	6,403,617
46,150,000	Rolls-Royce Holdings plc, Cl. C†	58,608

		18,986,655

	Agriculture — 0.5%
90,000	Archer-Daniels-Midland Co.	3,672,000
12,000	The Mosaic Co.	300,360

		3,972,360

	Automotive — 0.9%
161,000	Navistar International Corp.†	5,546,450
28,000	PACCAR Inc.	2,006,480

		7,552,930

	Automotive: Parts and Accessories — 3.6%
145,000	Dana Inc.	2,891,300
10,500	Garrett Motion Inc.†	161,175
265,000	Genuine Parts Co.	27,448,700
300	O’Reilly Automotive Inc.†	110,796
20,000	Tenneco Inc., Cl. A	221,800

		30,833,771

	Aviation: Parts and Services — 0.4%
29,000	United Technologies Corp.	3,775,800

	Broadcasting — 2.6%
347,000	CBS Corp., Cl. A, Voting	17,363,880
65,000	Liberty Global plc, Cl. A†	1,754,350
113,000	Liberty Global plc, Cl. C†	2,997,890
36,000	MSG Networks Inc., Cl. A†	746,640

		22,862,760

	Building and Construction — 1.8%
11,000	Arcosa Inc.	413,930
160,000	Fortune Brands Home & Security Inc.	9,140,800
45,800	Herc Holdings Inc.†	2,099,014
100,000	Johnson Controls International plc	4,131,000

		15,784,744

	Business Services — 4.1%
31,500	Automatic Data Processing Inc.	5,207,895
83,500	Mastercard Inc., Cl. A	22,088,255
2,400	MSC Industrial Direct Co. Inc., Cl. A	178,224
40,000	Pentair plc	1,488,000
27,000	S&P Global Inc.	6,150,330

		35,112,704

	Cable and Satellite — 0.9%
10,000	AMC Networks Inc., Cl. A†	544,900

Shares		Market Value
165,000	DISH Network Corp., Cl. A†	$6,337,650
16,000	EchoStar Corp., Cl. A†	709,120

		7,591,670

	Communications Equipment — 0.2%
46,000	Corning Inc.	1,528,580

	Computer Hardware — 0.8%
16,200	Apple Inc.	3,206,304
27,000	International Business Machines Corp.	3,723,300

		6,929,604

	Computer Software and Services — 1.7%
46,000	Fidelity National Information Services Inc.	5,643,280
190,000	Hewlett Packard Enterprise Co.	2,840,500
48,000	Microsoft Corp.	6,430,080

		14,913,860

	Consumer Products — 5.5%
44,000	Altria Group Inc.	2,083,400
70,000	Edgewell Personal Care Co.†	1,886,500
53,000	Energizer Holdings Inc.	2,047,920
27,000	Essity AB, Cl. A	825,746
2,000	National Presto Industries Inc.	186,580
47,000	Philip Morris International Inc.	3,690,910
53,000	Reckitt Benckiser Group plc	4,182,492
668,000	Swedish Match AB	28,198,554
70,000	Unilever NV	4,250,400

		47,352,502

	Consumer Services — 0.2%
2,700	Allegion plc	298,485
30,000	Rollins Inc.	1,076,100

		1,374,585

	Diversified Industrial — 4.6%
80,000	Crane Co.	6,675,200
68,000	Eaton Corp. plc	5,663,040
24,000	Honeywell International Inc.	4,190,160
50,000	ITT Inc.	3,274,000
50,000	Jardine Matheson Holdings Ltd.	3,151,000
178,000	Jardine Strategic Holdings Ltd.	6,787,140
38,000	nVent Electric plc	942,020
120,000	Textron Inc.	6,364,800
290,000	Toray Industries Inc.	2,203,478
37,000	Trinity Industries Inc.	767,750

		40,018,588

	Electronics — 1.5%
35,000	Sony Corp.	1,833,511
78,000	Sony Corp., ADR	4,086,420
60,000	TE Connectivity Ltd.	5,746,800
10,000	Texas Instruments Inc.	1,147,600

		12,814,331

1

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric — 0.6%
1,000	American Electric Power Co. Inc.	$88,010
6,000	Avangrid Inc.	303,000
40,000	El Paso Electric Co.	2,616,000
45,000	Korea Electric Power Corp., ADR†	499,500
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(a)	0
100,000	The AES Corp.	1,676,000

		5,182,510

	Energy and Utilities: Integrated — 1.0%
164,000	Energy Transfer LP	2,309,120
29,000	Eni SpA	481,646
6,500	Iberdrola SA, ADR	258,018
60,000	OGE Energy Corp.	2,553,600
56,000	PNM Resources Inc.	2,850,960

		8,453,344

	Energy and Utilities: Natural Gas — 2.0%
1,000	Atmos Energy Corp.	105,560
168,000	National Fuel Gas Co.	8,862,000
14,000	ONE Gas Inc.	1,264,200
88,000	ONEOK Inc.	6,055,280
11,000	Southwest Gas Holdings Inc.	985,820

		17,272,860

	Energy and Utilities: Oil — 3.8%
72,000	Anadarko Petroleum Corp.	5,080,320
89,000	Chevron Corp.	11,075,160
15,000	ConocoPhillips	915,000
37,000	Devon Energy Corp.	1,055,240
20,000	Exxon Mobil Corp.	1,532,600
86,000	Hess Corp.	5,467,020
20,000	Marathon Petroleum Corp.	1,117,600
24,000	Occidental Petroleum Corp.	1,206,720
70,000	Royal Dutch Shell plc, Cl. A, ADR	4,554,900
17,000	TOTAL SA, ADR	948,430

		32,952,990

	Energy and Utilities: Services — 1.0%
340,000	Halliburton Co.	7,731,600
50,000	Oceaneering International Inc.†	1,019,500
10,000	Schlumberger Ltd.	397,400

		9,148,500

	Energy and Utilities: Water — 0.2%
10,000	Aqua America Inc.	413,700
70,000	Severn Trent plc	1,820,606

		2,234,306

	Entertainment — 1.5%
61,000	Grupo Televisa SAB, ADR	514,840
12,000	The Madison Square Garden Co., Cl. A†	3,359,280

Shares		Market Value
259,000	Viacom Inc., Cl. A	$8,831,900

		12,706,020

	Environmental Services — 0.8%
40,000	Republic Services Inc.	3,465,600
28,000	Waste Management Inc.	3,230,360

		6,695,960

	Equipment and Supplies — 3.0%
17,000	A.O. Smith Corp.	801,720
16,000	Danaher Corp.	2,286,720
179,000	Flowserve Corp.	9,431,510
60,000	Graco Inc.	3,010,800
10,000	Ingersoll-Rand plc	1,266,700
22,000	Minerals Technologies Inc.	1,177,220
170,000	Mueller Industries Inc.	4,975,900
16,000	Parker-Hannifin Corp.	2,720,160
7,000	Tenaris SA, ADR	184,170

		25,854,900

	Financial Services — 14.8%
6,300	Alleghany Corp.†	4,290,993
28,000	AllianceBernstein Holding LP	832,160
62,000	American Express Co.(b)	7,653,280
18,000	Argo Group International Holdings Ltd.	1,332,900
5,195	Banco Santander Chile, ADR	155,434
9,393	Banco Santander SA, ADR	43,020
170,000	Bank of America Corp.	4,930,000
13,056	BNP Paribas SA	620,042
37,000	Eaton Vance Corp.	1,595,810
28,000	Fidelity Southern Corp.	867,160
50,000	Interactive Brokers Group Inc., Cl. A	2,710,000
15,000	Jefferies Financial Group Inc.	288,450
22,200	JPMorgan Chase & Co.	2,481,960
68,000	Julius Baer Group Ltd.	3,027,331
75,000	Kinnevik AB, Cl. A	2,039,327
95,000	Legg Mason Inc.	3,636,600
92,000	Loews Corp.	5,029,640
24,600	M&T Bank Corp.	4,183,722
67,000	Marsh & McLennan Cos. Inc.	6,683,250
140,000	Morgan Stanley	6,133,400
125,000	Navient Corp.	1,706,250
10,000	Och-Ziff Capital Management Group Inc., Cl. A	229,600
38,000	Oritani Financial Corp.	674,120
10,000	Popular Inc.	542,400
175,000	SLM Corp.	1,701,000
130,000	State Street Corp.	7,287,800
275,000	Sterling Bancorp	5,852,000
8,000	T. Rowe Price Group Inc.	877,680
74,000	TD Ameritrade Holding Corp.	3,694,080
410,000	The Bank of New York Mellon Corp.(b)	18,101,500
18,500	The Goldman Sachs Group Inc.	3,785,100
60,000	The Hartford Financial Services Group Inc.	3,343,200

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
96,000	The PNC Financial Services Group Inc.	$13,178,880
5,000	The Travelers Companies Inc.	747,600
51,000	Waddell & Reed Financial Inc., Cl. A	850,170
145,000	Wells Fargo & Co.	6,861,400

		127,967,259

	Food and Beverage — 17.8%
2,000	Ajinomoto Co. Inc.	34,652
1,000	Anheuser-Busch InBev SA/NV	88,512
348,000	Brown-Forman Corp., Cl. A	19,140,000
136,000	Campbell Soup Co.	5,449,520
80,000	Coca-Cola Amatil Ltd., ADR	570,240
20,000	Coca-Cola European Partners plc	1,130,000
13,500	Coca-Cola Femsa SAB de CV, ADR	838,890
7,200	Constellation Brands Inc., Cl. A	1,417,968
70,000	Danone SA	5,929,977
765,000	Davide Campari-Milano SpA	7,494,030
81,500	Diageo plc, ADR	14,044,080
110,000	Fomento Economico Mexicano SAB de CV, ADR	10,642,500
120,000	General Mills Inc.	6,302,400
2,000,000	Grupo Bimbo SAB de CV, Cl. A	4,169,065
130,000	Heineken NV	14,507,351
180,000	ITO EN Ltd.	8,381,023
35,000	Kellogg Co.	1,874,950
2,000	McCormick & Co. Inc., Cl. V	308,880
22,000	McCormick & Co. Inc., Non-Voting	3,410,220
136,000	Mondelēz International Inc., Cl. A	7,330,400
44,000	Nestlé SA	4,555,050
95,000	Nissin Foods Holdings Co. Ltd.	6,115,105
50,000	PepsiCo Inc.	6,556,500
43,000	Pernod Ricard SA	7,923,485
59,000	Remy Cointreau SA	8,506,874
36,000	Sapporo Holdings Ltd.	757,631
10,000	The Coca-Cola Co.	509,200
1,000	The Hershey Co.	134,030
65,000	The Kraft Heinz Co.	2,017,600
34,000	Tootsie Roll Industries Inc.	1,255,620
48,000	Yakult Honsha Co. Ltd.	2,827,065

		154,222,818

	Health Care — 5.2%
10,000	Abbott Laboratories	841,000
6,000	AbbVie Inc.	436,320
4,000	Alcon Inc.†	248,200
4,000	Allergan plc	669,720
78,000	Baxter International Inc.	6,388,200
6,700	Bio-Rad Laboratories Inc., Cl. A†	2,094,353
250,000	Bristol-Myers Squibb Co.	11,337,500
17,000	Covetrus Inc.†	415,820
74,000	Demant A/S†	2,300,892

Shares		Market Value
1,000	Eli Lilly & Co.	$110,790
11,000	GlaxoSmithKline plc, ADR	440,220
38,000	Henry Schein Inc.†	2,656,200
26,000	Johnson & Johnson	3,621,280
52,000	Merck & Co. Inc.	4,360,200
17,000	Novartis AG, ADR	1,552,270
28,000	Pfizer Inc.	1,212,960
45,000	Roche Holding AG, ADR	1,579,500
45,000	Wright Medical Group NV†	1,341,900
16,000	Zimmer Biomet Holdings Inc.	1,883,840
12,000	Zoetis Inc.	1,361,880

		44,853,045

	Hotels and Gaming — 0.6%
5,500	Las Vegas Sands Corp.	324,995
75,000	MGM Resorts International	2,142,750
35,000	Ryman Hospitality Properties Inc., REIT	2,838,150
3,000	Wynn Resorts Ltd.	371,970

		5,677,865

	Industrials — 0.0%
18,000	Arconic Inc.	464,760

	Machinery — 1.7%
6,000	Caterpillar Inc.	817,740
74,500	Deere & Co.	12,345,395
23,000	Xylem Inc.	1,923,720

		15,086,855

	Metals and Mining — 0.9%
170,000	Freeport-McMoRan Inc.	1,973,700
150,000	Newmont Goldcorp Corp.	5,770,500

		7,744,200

	Paper and Forest Products — 0.7%
5,000	International Paper Co.	216,600
25,000	Svenska Cellulosa AB, Cl. A	253,604
220,000	Weyerhaeuser Co., REIT	5,794,800

		6,265,004

	Publishing — 0.0%
3,000	Value Line Inc.	82,530

	Real Estate — 0.0%
9,000	Griffin Industrial Realty Inc.	318,150

	Retail — 4.9%
16,000	Cie Financiere Richemont SA	1,357,755
49,000	Copart Inc.†	3,662,260
23,200	Costco Wholesale Corp.	6,130,832
135,000	CVS Health Corp.	7,356,150
97,800	Ingles Markets Inc., Cl. A	3,044,514
72,000	J.C. Penney Co. Inc.†	82,080
150,000	Macy’s Inc.	3,219,000
84,000	Seven & i Holdings Co. Ltd.	2,842,202

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
43,000	The Home Depot Inc.	$8,942,710
8,000	Tractor Supply Co.	870,400
77,000	Walgreens Boots Alliance Inc.	4,209,590
2,000	Walmart Inc.	220,980
10,000	Weis Markets Inc.	364,100

		42,302,573

	Specialty Chemicals — 0.8%
10,000	Albemarle Corp.	704,100
3,000	Ashland Global Holdings Inc.	239,910
70,000	Ferro Corp.†	1,106,000
8,000	FMC Corp.	663,600
46,000	H.B. Fuller Co.	2,134,400
1,300	International Flavors & Fragrances Inc.	188,617
2,400	NewMarket Corp.	962,256
1,000	Quaker Chemical Corp.	202,880
19,000	The Chemours Co.	456,000

		6,657,763

	Telecommunications — 4.3%
2,000	AT&T Inc.	67,020
216,000	BCE Inc.	9,823,680
20,000	BT Group plc, ADR	255,400
210,000	Deutsche Telekom AG, ADR	3,641,400
32,000	Loral Space & Communications Inc.†	1,104,320
16,000	Orange SA, ADR	251,520
13,000	Proximus SA	383,157
24,500	Telefonica SA, ADR	203,105
178,000	Telephone & Data Systems Inc.	5,411,200
47,000	TELUS Corp.	1,734,770
248,000	Verizon Communications Inc.	14,168,240

		37,043,812

	Transportation — 1.2%
127,000	GATX Corp.	10,069,830

Shares		Market Value
	Wireless Communications — 0.8%
6,000	Millicom International Cellular SA	$335,190
33,000	Millicom International Cellular SA, SDR	1,856,798
200,000	NTT DoCoMo Inc.	4,660,762
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	109,600
10,000	Vodafone Group plc, ADR	163,300

		7,125,650

	TOTAL COMMON STOCKS	857,788,948

	CLOSED-END FUNDS — 0.8%
95,000	Altaba Inc.†	6,590,150

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
20,000	Cincinnati Bell Inc., 6.750%, Ser. B(c)	741,100

	WARRANTS — 0.0%
	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	6

	TOTAL INVESTMENTS — 100.0% (Cost $373,661,324)	$865,120,204

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Securities, or a portion thereof, with a value of $6,397,250 were deposited with Pershing LLC.

(c)	Security is perpetual and has no stated maturity date.

†	Non-income producing security.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

4

The Gabelli Focus Five Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.4%
	Automotive: Parts and Accessories — 7.3%
47,500	Aptiv plc	$3,839,425

	Building and Construction — 9.0%
81,005	Herc Holdings Inc.†	3,712,459
61,418	PGT Innovations Inc.†	1,026,909

		4,739,368

	Business Services — 1.9%
25,139	Macquarie Infrastructure Corp.	1,019,135

	Cable and Satellite — 7.9%
25,000	EchoStar Corp., Cl. A†	1,108,000
85,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	3,048,100

		4,156,100

	Computer Software and Services — 6.8%
2,075	Alphabet Inc., Cl. C†	2,242,888
454,276	Internap Corp.†	1,367,371

		3,610,259

	Consumer Services — 3.5%
19,800	GCI Liberty Inc., Cl. A†	1,216,908
175,000	Groupon Inc.†	626,500

		1,843,408

	Diversified Industrial — 4.8%
20,000	Colfax Corp.†	560,600
25,445	EnPro Industries Inc.	1,624,409
15,349	GCP Applied Technologies Inc.†	347,501

		2,532,510

	Electronics — 1.5%
35,000	Resideo Technologies Inc.†	767,200

	Energy and Utilities — 1.4%
37,500	California Resources Corp.†	738,000

	Entertainment — 3.0%
288,000	Sirius XM Holdings Inc.	1,607,040

	Equipment and Supplies — 5.5%
25,500	CIRCOR International Inc.†	1,173,000
175,000	Mueller Water Products Inc., Cl. A	1,718,500

		2,891,500

	Financial Services — 4.6%
120,000	New York Community Bancorp Inc.	1,197,600

Shares		Market Value
35,000	Synchrony Financial	$1,213,450

		2,411,050

	Food and Beverage — 10.4%
35,000	Conagra Brands Inc.	928,200
60,000	Maple Leaf Foods Inc.	1,314,039
20,000	Mondelēz International Inc., Cl. A	1,078,000
21,000	Post Holdings Inc.†	2,183,370

		5,503,609

	Health Care — 3.5%
75,000	Covetrus Inc.†	1,834,500

	Health Care Equipment and Services — 8.4%
1,701,728	BioScrip Inc.†	4,424,493

	Hotels and Gaming — 7.0%
130,000	MGM Resorts International	3,714,100

	Retail — 5.3%
65,000	Newell Brands Inc.	1,002,300
54,000	PetIQ Inc.†	1,779,840

		2,782,140

	Telecommunications — 4.6%
130,000	CenturyLink Inc.	1,528,800
229,350	Gogo Inc.†	912,813

		2,441,613

	TOTAL COMMON STOCKS	50,855,450

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.6%
$1,930,000	U.S. Treasury Bills, 2.070% to 2.464%††, 08/15/19 to 09/19/19	1,922,965

	TOTAL INVESTMENTS — 100.0% (Cost $44,194,619)	$52,778,415

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

1

The Gabelli Global Financial Services Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.9%
	Automobiles — 7.0%
8,200	Daimler AG	$456,187
3,700	Toyota Motor Corp., ADR	458,763

		914,950

	Banks — 19.5%
77,000	Commerzbank AG	553,271
82,300	Dah Sing Financial Holdings Ltd.	384,545
21,000	Japan Post Bank Co. Ltd.	213,087
29,700	Mediobanca Banca di Credito Finanziario SpA	306,176
1,570	Shinhan Financial Group Co. Ltd.	61,051
8,300	Shinhan Financial Group Co. Ltd., ADR	322,704
26,000	Shinsei Bank Ltd.	403,450
24,700	UniCredit SpA	304,063

		2,548,347

	Consumer Finance — 9.3%
25,900	Ally Financial Inc.	802,641
4,500	Capital One Financial Corp.	408,330

		1,210,971

	Diversified Banks — 20.0%
186,000	Barclays plc	353,845
7,900	Citigroup Inc.	553,237
41,500	Credit Agricole SA	497,615
115,000	Royal Bank of Scotland Group plc	321,006
14,010	Societe Generale SA	353,982
58,000	Standard Chartered plc.	526,061

		2,605,746

	Homebuilders — 7.0%
4,200	Cavco Industries Inc.†	661,668
20,400	Legacy Housing Corp.†	253,980

		915,648

	Institutional Brokerage — 6.3%
69,600	Daiwa Securities Group Inc.	304,764
27,100	Jefferies Financial Group Inc.	521,133

		825,897

Shares		Market Value
	Institutional Trust, Fiduciary, and Custody — 3.9%
11,600	The Bank of New York Mellon Corp.	$512,140

	Investment Companies — 1.9%
169,881	Atlas Mara Ltd.†	242,930

	Investment Management — 11.5%
4,100	Diamond Hill Investment Group Inc.	581,052
15,500	Franklin Resources Inc.	539,400
9,500	Janus Henderson Group plc	203,300
5,000	Westwood Holdings Group Inc.	176,000

		1,499,752

	Life Insurance — 7.0%
88,000	Aegon NV	438,084
12,000	NN Group NV	483,040

		921,124

	Real Estate Owners and Developers — 4.5%
90,000	Hang Lung Group Ltd.	249,433
46,200	Henderson Land Development Co. Ltd.	254,607
2,105	Homefed Corp.	80,811

		584,851

	TOTAL COMMON STOCKS	12,782,356

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.1%
$275,000	U.S. Treasury Bills, 2.162% to 2.361%††, 08/15/19 to 09/12/19	274,064

	TOTAL INVESTMENTS — 100.0% (Cost $13,754,586)	$13,056,420

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

1

The Gabelli Small Cap Growth Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.6%
	Aerospace — 1.9%
1,092,000	Aerojet Rocketdyne Holdings Inc.†	$48,888,840
17,000	Allied Motion Technologies Inc.	644,300
40,000	Innovative Solutions & Support Inc.†	204,000

		49,737,140

	Agriculture — 0.0%
12,000	Cadiz Inc.†	135,000
4,000	Limoneira Co.	79,760

		214,760

	Automotive — 1.6%
1,250,000	Navistar International Corp.†	43,062,500
15,000	PACCAR Inc.	1,074,900

		44,137,400

	Automotive: Parts and Accessories — 3.6%
190,000	BorgWarner Inc.	7,976,200
88,022	China Automotive Systems Inc.†	202,451
1,180,000	Dana Inc.	23,529,200
1,150,000	Freni Brembo SpA	13,246,648
20,000	Garrett Motion Inc.†	307,000
1,600	Lear Corp.	222,832
680,000	Modine Manufacturing Co.†	9,730,800
18,000	Monro Muffler Brake Inc.	1,535,400
35,000	O’Reilly Automotive Inc.†	12,926,200
45,000	Puradyn Filter Technologies Inc.†	1,368
150,000	SORL Auto Parts Inc.†	520,500
85,000	Spartan Motors Inc.	931,600
200,000	Standard Motor Products Inc.	9,068,000
200,000	Strattec Security Corp.(a)	4,820,000
328,000	Superior Industries International Inc.	1,134,880
455,000	Tenneco Inc., Cl. A	5,045,950
22,500	Thor Industries Inc.	1,315,125
216,000	Uni-Select Inc.	2,048,582

		94,562,736

	Aviation: Parts and Services — 4.7%
27,500	AAR Corp.	1,011,725
9,500	Astronics Corp.†	382,090
22,700	Astronics Corp., Cl. B†	911,405
7,150,000	BBA Aviation plc	25,624,246
187,500	Curtiss-Wright Corp.	23,836,875
45,000	Ducommun Inc.†	2,028,150
854,000	Kaman Corp.	54,391,260
90,000	Moog Inc., Cl. A	8,424,900
16,500	Moog Inc., Cl. B	1,432,447
50,000	Woodward Inc.	5,658,000

		123,701,098

	Broadcasting — 1.8%
365,000	Beasley Broadcast Group Inc., Cl. A	1,175,300
10,000	Cogeco Communications Inc.	719,178
23,300	Cogeco Inc.	1,486,731
200,000	Corus Entertainment Inc., Cl. B	937,727

Shares		Market Value

40,000	Fox Corp., Cl. A	$1,465,600
25,000	Gray Television Inc.†	409,750
72,350	Gray Television Inc., Cl. A†	1,117,807
500,000	ITV plc	685,775
17,500	Liberty Broadband Corp., Cl. A†	1,799,700
22,000	Liberty Broadband Corp., Cl. C†	2,292,840
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	717,200
32,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	1,197,120
72,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	2,722,320
34,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	1,291,320
352,000	MSG Networks Inc., Cl. A†	7,300,480
80,000	Nexstar Media Group Inc., Cl. A	8,080,000
413,000	Salem Media Group Inc.	1,003,590
160,000	Sinclair Broadcast Group Inc., Cl. A	8,580,800
700,000	Sirius XM Holdings Inc.	3,906,000

		46,889,238

	Building and Construction — 4.0%
86,000	Arcosa Inc.	3,236,180
120,000	Armstrong Flooring Inc.†	1,182,000
25,000	Beazer Homes USA Inc.†	240,250
184,000	D.R. Horton Inc.	7,935,920
45,000	Gibraltar Industries Inc.†	1,816,200
468,000	Herc Holdings Inc.†	21,448,440
5,000	JELD-WEN Holding Inc.†	106,150
10,000	Johnson Controls International plc	413,100
158,000	KB Home	4,065,340
423,000	Lennar Corp., Cl. B	16,289,730
465,000	Louisiana-Pacific Corp.	12,192,300
130,000	MDC Holdings Inc.	4,261,400
85,000	Meritage Homes Corp.†	4,363,900
2,700	NVR Inc.†	9,099,675
256,000	PulteGroup Inc.	8,094,720
65,000	Titan Machinery Inc.†	1,337,700
250,000	Toll Brothers Inc.	9,155,000

		105,238,005

	Business Services — 4.7%
15,000	ACCO Brands Corp.	118,050
700,012	Clear Channel Outdoor Holdings Inc.†	3,304,057
555,000	Diebold Nixdorf Inc.†	5,083,800
110,000	Element Solutions Inc.†	1,137,400
72,000	GP Strategies Corp.†	1,085,760
13,000	GSE Systems Inc.†	30,420
260,000	IAA Inc.†	10,082,800
1,220,000	Internap Corp.†	3,672,200
594,000	Live Nation Entertainment Inc.†	39,352,500
145,000	Loomis AB, Cl. B	4,984,197
175,000	Macquarie Infrastructure Corp.	7,094,500
79,000	McGrath RentCorp.	4,909,850
20,000	Sealed Air Corp.	855,600

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
105,000	Sohgo Security Services Co. Ltd.	$4,840,236
17,000	Stamps.com Inc.†	769,590
340,000	Team Inc.†	5,208,800
22,000	The Brink’s Co.	1,785,960
965,000	The Interpublic Group of Companies Inc.	21,799,350
25,000	TransAct Technologies Inc.	281,500
3,245,000	Trans-Lux Corp.†(a)	1,210,385
45,000	United Rentals Inc.†	5,968,350
8,000	Vectrus Inc.†	324,480

		123,899,785

	Cable — 1.3%
160,000	AMC Networks Inc., Cl. A†	8,718,400
33,000	DISH Network Corp., Cl. A†	1,267,530
30,000	EchoStar Corp., Cl. A†	1,329,600
245,000	Liberty Global plc, Cl. A†	6,612,550
595,000	Liberty Global plc, Cl. C†	15,785,350
186,000	WideOpenWest Inc.†	1,350,360

		35,063,790

	Communications Equipment — 0.0%
260,000	Communications Systems Inc.	782,600
10,000	Fortinet Inc.†	768,300

		1,550,900

	Computer Software and Services — 2.4%
35,000	3D Systems Corp.†	318,500
120,000	Activision Blizzard Inc.	5,664,000
680,000	Alithya Group Inc., Cl. A†	1,781,600
190,000	Avid Technology Inc.†	1,732,800
30,000	comScore Inc.†	154,800
400,000	GTY Technology Holdings Inc.†	2,740,000
39,000	InterXion Holding NV†	2,967,510
18,000	MKS Instruments Inc.	1,402,020
98,980	NCR Corp.†	3,078,278
3,996	NetScout Systems Inc.†	101,458
74,000	Rockwell Automation Inc.	12,123,420
10,000	SecureWorks Corp., Cl. A†	132,900
120,000	Stratasys Ltd.†	3,524,400
125,400	Tyler Technologies Inc.†	27,088,908

		62,810,594

	Consumer Products — 2.0%
165,000	1-800-FLOWERS.COM Inc., Cl. A†	3,115,200
78,000	Brunswick Corp.	3,579,420
33,500	Chofu Seisakusho Co. Ltd.	663,071
66,000	Church & Dwight Co. Inc.	4,821,960
20,000	Energizer Holdings Inc.	772,800
52,000	Ginko International Co. Ltd.	326,470
2,000	Harley-Davidson Inc.	71,660
146,500	Hunter Douglas NV	10,228,330
2,800	Kobayashi Pharmaceutical Co. Ltd.	200,232
11,000	LCI Industries	990,000

Shares		Market Value

265,000	Marine Products Corp.	$4,091,600
9,200	National Presto Industries Inc.	858,268
40,000	Newell Brands Inc.	616,800
410,000	Sally Beauty Holdings Inc.†	5,469,400
220,000	Samick Musical Instruments Co. Ltd.	368,683
12,000	Shimano Inc.	1,784,167
2,000	Spectrum Brands Holdings Inc.	107,540
14,000	Steven Madden Ltd.	475,300
139,500	Swedish Match AB	5,888,770
25,000	The Scotts Miracle-Gro Co.	2,462,500
19,500	WD-40 Co.	3,101,280
85,000	Wolverine World Wide Inc.	2,340,900

		52,334,351

	Consumer Services — 1.6%
53,000	Bowlin Travel Centers Inc.†	150,785
2,750	Collectors Universe Inc.	58,685
20,000	GCI Liberty Inc., Cl. A†	1,229,200
2,000	H&E Equipment Services Inc.	58,180
14,000	IAC/InterActiveCorp.†	3,045,420
260,000	KAR Auction Services Inc.	6,500,000
20,000	Liberty Expedia Holdings Inc., Cl. A†	955,800
20,000	Liberty TripAdvisor Holdings Inc., Cl. A†	248,000
36,000	Qurate Retail Inc.†	446,040
855,000	Rollins Inc.	30,668,850

		43,360,960

	Diversified Industrial — 7.9%
15,300	Acuity Brands Inc.	2,110,023
80,000	Albany International Corp., Cl. A	6,632,800
150,000	Ampco-Pittsburgh Corp.†	604,500
6,000	Anixter International Inc.†	358,260
72,837	Burnham Holdings Inc., Cl. A	1,056,137
400,000	Crane Co.	33,376,000
126,900	EnPro Industries Inc.	8,101,296
115,000	Greif Inc., Cl. A	3,743,250
99,000	Greif Inc., Cl. B	4,321,350
1,588,000	Griffon Corp.	26,868,960
6,000	Haynes International Inc.	190,860
190,000	Jardine Strategic Holdings Ltd.	7,244,700
8,000	JSP Corp.	152,335
840,000	Katy Industries Inc.†(a)(b)	7,560
168,000	Kimball International Inc., Cl. B	2,928,240
50,000	L.B. Foster Co., Cl. A†	1,367,000
73,000	Lawson Products Inc.†	2,681,290
80,000	Lincoln Electric Holdings Inc.	6,585,600
56,000	Lindsay Corp.	4,603,760
27,000	Lydall Inc.†	545,400
39,500	Matthews International Corp., Cl. A	1,376,575
975,000	Myers Industries Inc.	18,788,250
19,000	nVent Electric plc	471,010
116,000	Oil-Dri Corp. of America	3,948,640
90,000	Olin Corp.	1,971,900

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
300,000	Park-Ohio Holdings Corp.	$9,777,000
19,000	Pentair plc	706,800
94,000	Raven Industries Inc.	3,372,720
21,500	Roper Technologies Inc.	7,874,590
78,000	Sonoco Products Co.	5,096,520
57,000	Standex International Corp.	4,168,980
470,000	Steel Connect Inc.†	855,400
283,046	Steel Partners Holdings LP†	3,962,644
15,000	T Hasegawa Co. Ltd.	267,542
8,000	Terex Corp.	251,200
375,000	Textron Inc.	19,890,000
493,000	Tredegar Corp.	8,193,660
240,000	Trinity Industries Inc.	4,980,000
50,000	Ultra Electronics Holdings plc	1,047,712

		210,480,464

	Educational Services — 0.0%
51,000	Career Education Corp.†	972,570
32,000	Universal Technical Institute Inc.†	109,760

		1,082,330

	Electronics — 1.7%
176,000	Badger Meter Inc.	10,505,440
281,652	Bel Fuse Inc., Cl. A(a)	4,140,284
545,000	CTS Corp.	15,031,100
275,000	Cypress Semiconductor Corp.	6,116,000
40,000	Daktronics Inc.	246,800
1,000	Fortive Corp.	81,520
160,000	Gentex Corp.	3,937,600
40,000	IMAX Corp.†	808,000
70,000	KEMET Corp.	1,316,700
10,000	Park Electrochemical Corp.	166,900
50,000	Renesas Electronics Corp.†	248,110
100,000	Stoneridge Inc.†	3,155,000

		45,753,454

	Energy and Utilities — 5.3%
50,000	Avangrid Inc.	2,525,000
20,000	Avista Corp.	892,000
44,000	Black Hills Corp.	3,439,480
700,000	Black Ridge Oil and Gas Inc.†	25,200
270,000	Callon Petroleum Co.†	1,779,300
40,000	Chesapeake Utilities Corp.	3,800,800
38,000	CMS Energy Corp.	2,200,580
21,000	Connecticut Water Service Inc.	1,464,120
11,000	Consolidated Water Co. Ltd.	156,860
150,000	Covanta Holding Corp.	2,686,500
59,000	Diamondback Energy Inc.	6,429,230
50,000	Dril-Quip Inc.†	2,400,000
248,000	El Paso Electric Co.	16,219,200
80,000	Energy Recovery Inc.†	833,600
24,000	Evergy Inc.	1,443,600

Shares		Market Value

91,000	Hawaiian Electric Industries Inc.	$3,963,050
41,111	KLX Energy Services Holdings Inc.†	839,898
28,000	Landis+Gyr Group AG	2,230,076
25,000	Marathon Petroleum Corp.	1,397,000
38,000	Middlesex Water Co.	2,251,500
75,000	National Fuel Gas Co.	3,956,250
15,000	Northwest Natural Holding Co.	1,042,500
44,000	NorthWestern Corp.	3,174,600
60,000	Oceaneering International Inc.†	1,223,400
160,000	Otter Tail Corp.	8,449,600
749,000	PNM Resources Inc.	38,131,590
1,870,000	RPC Inc.	13,482,700
20,000	Siemens Gamesa Renewable Energy SA	332,488
94,000	SJW Group	5,712,380
60,000	Southwest Gas Holdings Inc.	5,377,200
10,000	Spire Inc.	839,200
40,000	The York Water Co.	1,428,800
12,000	Vestas Wind Systems A/S	1,036,539

		141,164,241

	Entertainment — 2.7%
4,000	AMC Entertainment Holdings Inc., Cl. A	37,320
50,000	Discovery Inc., Cl. A†	1,535,000
100,000	Discovery Inc., Cl. C†	2,845,000
120,000	Entertainment One Ltd.	605,006
20,000	Eros International plc†	27,000
100,010	Inspired Entertainment Inc.†	844,084
6,814	International Speedway Corp., Cl. B	306,971
78,334	Liberty Media Corp.- Liberty Braves, Cl. A†	2,177,685
240,000	Liberty Media Corp.- Liberty Braves, Cl. C†	6,712,800
14,000	Lions Gate Entertainment Corp., Cl. A	171,500
30,000	Manchester United plc, Cl. A	542,400
80,000	Take-Two Interactive Software Inc.†	9,082,400
117,000	The Madison Square Garden Co., Cl. A†	32,752,980
37,500	The Walt Disney Co.	5,236,500
100,000	Universal Entertainment Corp.	2,981,960
76,000	World Wrestling Entertainment Inc., Cl. A	5,487,960

		71,346,566

	Environmental Services — 0.9%
30,000	Evoqua Water Technologies Corp.†	427,200
260,000	Republic Services Inc.	22,526,400

		22,953,600

	Equipment and Supplies — 11.5%
76,500	A.O. Smith Corp.	3,607,740
474,000	AMETEK Inc.	43,058,160
50,000	AZZ Inc.	2,301,000
53,000	Chart Industries Inc.†	4,074,640
204,231	CIRCOR International Inc.†	9,394,626
390,062	Core Molding Technologies Inc.†	2,913,763
155,000	Crown Holdings Inc.†	9,470,500

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
2,335	Danaher Corp.	$333,718
151,000	Donaldson Co. Inc.	7,679,860
95,000	Entegris Inc.	3,545,400
670,000	Federal Signal Corp.	17,922,500
260,000	Flowserve Corp.	13,699,400
285,000	Franklin Electric Co. Inc.	13,537,500
660,000	Graco Inc.	33,118,800
78,000	IDEX Corp.	13,426,920
355,000	Interpump Group SpA	10,923,325
25,500	Littelfuse Inc.	4,511,205
55,000	Maezawa Kyuso Industries Co. Ltd.	980,986
78,000	Minerals Technologies Inc.	4,173,780
6,000	MSA Safety Inc.	632,340
731,000	Mueller Industries Inc.	21,396,370
649,000	Mueller Water Products Inc., Cl. A	6,373,180
4,000	Teleflex Inc.	1,324,600
255,000	Tennant Co.	15,606,000
850,000	The Gorman-Rupp Co.	27,905,500
110,000	The Greenbrier Companies Inc.	3,344,000
272,500	The L.S. Starrett Co., Cl. A†	1,803,950
35,000	The Manitowoc Co. Inc.†	623,000
67,200	The Middleby Corp.†	9,119,040
40,000	The Timken Co.	2,053,600
42,000	The Toro Co.	2,809,800
7,500	Valmont Industries Inc.	951,075
33,000	Vicor Corp.†	1,024,650
7,875	Watsco Inc., Cl. B	1,301,029
97,000	Watts Water Technologies Inc., Cl. A	9,038,460

		303,980,417

	Financial Services — 3.8%
9,500	Alleghany Corp.†	6,470,545
31,000	Argo Group International Holdings Ltd.	2,295,550
9,400	BKF Capital Group Inc.†	91,180
20,000	Cadence BanCorp.	416,000
12,000	Capitol Federal Financial Inc.	165,240
22,000	Crazy Woman Creek Bancorp Inc.	366,300
10,000	Eagle Bancorp Inc.	541,300
380,000	Energy Transfer LP	5,350,400
125	Farmers & Merchants Bank of Long Beach	1,037,500
10,300	Fidelity Southern Corp.	318,991
490,000	Flushing Financial Corp.	10,878,000
66,000	FNB Corp.	776,820
400,000	GAM Holding AG†	1,848,801
290,000	Hope Bancorp Inc.	3,996,200
450,000	Huntington Bancshares Inc.	6,219,000
200,000	Janus Henderson Group plc	4,280,000
740,000	KKR & Co. Inc., Cl. A	18,699,800
5,000	Manning & Napier Inc.	8,750
100,000	Medallion Financial Corp.†	674,000
20,000	Och-Ziff Capital Management Group Inc., Cl. A	459,200

Shares		Market Value

165,000	Oritani Financial Corp.	$2,927,100
80,000	PJT Partners Inc., Cl. A	3,241,600
56,000	Pzena Investment Management Inc., Cl. A	481,040
3,000	Rafael Holdings Inc., Cl. B†	86,250
43,072	Sandy Spring Bancorp Inc.	1,502,351
843	South State Corp.	62,104
20,000	State Auto Financial Corp.	700,000
420,000	Sterling Bancorp	8,937,600
94,000	Synovus Financial Corp.	3,290,000
4,000	T. Rowe Price Group Inc.	438,840
24,000	TFS Financial Corp.	433,680
135,000	The Charles Schwab Corp.	5,425,650
15,000	Thomasville Bancshares Inc.	663,750
40,000	Value Line Inc.	1,100,400
358,000	Waddell & Reed Financial Inc., Cl. A	5,967,860
10,000	Waterloo Investment Holdings Ltd.†(b)	2,500
445,000	Wright Investors’ Service Holdings Inc.†	215,825

		100,370,127

	Food and Beverage — 9.0%
450,000	Arca Continental SAB de CV	2,433,605
112,500	Brown-Forman Corp., Cl. A	6,187,500
21,000	Bull-Dog Sauce Co. Ltd.	435,719
3,500,000	China Tontine Wines Group Ltd.†	47,045
212,000	Chr. Hansen Holding A/S	19,907,650
350,000	Cott Corp.	4,672,500
350,000	Crimson Wine Group Ltd.†	2,800,000
3,160,000	Davide Campari-Milano SpA	30,955,733
225,000	Denny’s Corp.†	4,619,250
103,440	Farmer Brothers Co.†	1,693,313
435,000	Flowers Foods Inc.	10,122,450
48,000	Ingredion Inc.	3,959,520
151,000	ITO EN Ltd.	7,030,747
108,000	Iwatsuka Confectionery Co. Ltd.	3,941,752
23,000	J & J Snack Foods Corp.	3,701,850
146,000	Kameda Seika Co. Ltd.	6,527,107
1,017,000	Kikkoman Corp.	44,239,948
12,000	Lifeway Foods Inc.†	43,680
790,000	Maple Leaf Foods Inc.	17,301,516
6,000	MEIJI Holdings Co. Ltd.	428,512
35,900	MGP Ingredients Inc.	2,380,529
85,000	Morinaga Milk Industry Co. Ltd.	3,362,473
27,000	National Beverage Corp.	1,205,010
80,000	Nissin Foods Holdings Co. Ltd.	5,149,562
50,500	Post Holdings Inc.†	5,250,485
295,000	Rock Field Co. Ltd.	3,857,998
14,600	The Boston Beer Co. Inc., Cl. A†	5,515,296
300,000	The Hain Celestial Group Inc.†	6,570,000
67,000	The J.M. Smucker Co.	7,717,730
720,000	Tingyi (Cayman Islands) Holding Corp.	1,201,889
306,500	Tootsie Roll Industries Inc.	11,319,045
58,000	United Natural Foods Inc.†	520,260
420,000	Vina Concha y Toro SA	889,430

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
1,250,000	Vitasoy International Holdings Ltd.	$6,008,615
20,000	Willamette Valley Vineyards Inc.†	138,400
135,000	Yakult Honsha Co. Ltd.	7,951,120

		240,087,239

	Health Care — 6.0%
40,000	Achaogen Inc.†	756
4,000	Align Technology Inc.†	1,094,800
6,000	Anika Therapeutics Inc.†	243,720
9,000	Bio-Rad Laboratories Inc., Cl. A†	2,813,310
18,000	Bruker Corp.	899,100
97,000	Cantel Medical Corp.	7,822,080
38,000	Cardiovascular Systems Inc.†	1,631,340
25,000	Chemed Corp.	9,021,000
36,000	CONMED Corp.	3,080,520
34,400	Covetrus Inc.†	841,424
460,000	Cutera Inc.†	9,558,800
48,000	DexCom Inc.†	7,192,320
79,000	Evolent Health Inc., Cl. A†	628,050
12,000	Global Blood Therapeutics Inc.†	631,200
192,000	Globus Medical Inc., Cl. A†	8,121,600
79,000	Henry Schein Inc.†	5,522,100
4,000	Heska Corp.†	340,680
35,000	ICU Medical Inc.†	8,816,850
20,000	IVERIC bio Inc.†	26,000
2,000	Lexicon Pharmaceuticals Inc.†	12,580
26,000	LivaNova plc†	1,870,960
91,500	Masimo Corp.†	13,617,030
1,600	Melinta Therapeutics Inc.†	10,640
120,000	Meridian Bioscience Inc.	1,425,600
25,733	Neogen Corp.†	1,598,277
140,000	NuVasive Inc.†	8,195,600
25,500	Nuvectra Corp.†	85,425
195,300	OPKO Health Inc.†	476,532
143,000	Orthofix Medical Inc.†	7,561,840
44,000	Owens & Minor Inc.	140,800
48,000	Patterson Cos. Inc.	1,099,200
489,000	Quidel Corp.†	29,007,480
165,000	RTI Surgical Holdings Inc.†	701,250
25,000	Seikagaku Corp.	286,370
37,000	STERIS plc	5,508,560
1,900	Straumann Holding AG	1,676,562
3,000	Stryker Corp.	616,740
34,000	SurModics Inc.†	1,467,780
32,000	Teladoc Health Inc.†	2,125,120
18,000	Tetraphase Pharmaceuticals Inc.†	8,645
6,000	The Cooper Companies Inc.	2,021,340
40,000	United-Guardian Inc.	752,000
346,000	Wright Medical Group NV†	10,317,720

		158,869,701

Shares		Market Value

	Home Furnishings — 0.3%
251,300	Bassett Furniture Industries Inc.	$3,832,325
17,000	Ethan Allen Interiors Inc.	358,020
110,000	La-Z-Boy Inc.	3,372,600

		7,562,945

	Hotels and Gaming — 4.2%
479,500	Boyd Gaming Corp.	12,917,730
190,000	Canterbury Park Holding Corp.	2,344,600
197,000	Churchill Downs Inc.	22,668,790
140,000	Formosa International Hotels Corp.	851,913
559,000	Full House Resorts Inc.†	1,045,330
64,000	Gaming and Leisure Properties Inc., REIT	2,494,720
1,000,000	Genting Singapore Ltd.	679,970
171,000	Golden Entertainment Inc.†	2,394,000
75,000	International Game Technology plc	972,750
45,000	Las Vegas Sands Corp.	2,659,050
3,000,000	Mandarin Oriental International Ltd.	5,340,000
78,000	Penn National Gaming Inc.†	1,502,280
467,000	Ryman Hospitality Properties Inc., REIT	37,869,030
2,950,000	The Hongkong & Shanghai Hotels Ltd.	3,844,362
360,000	The Marcus Corp.	11,865,600
22,000	Wynn Resorts Ltd.	2,727,780

		112,177,905

	Machinery — 1.8%
400,000	Astec Industries Inc.	13,024,000
1,698,000	CNH Industrial NV	17,455,440
180,000	Kennametal Inc.	6,658,200
6,000	Nordson Corp.	847,860
173,000	The Eastern Co.	4,847,460
200,000	Twin Disc Inc.†	3,020,000
107,000	Welbilt Inc.†	1,786,900

		47,639,860

	Manufactured Housing and Recreational Vehicles — 0.8%
89,800	Cavco Industries Inc.†	14,147,092
80,000	Nobility Homes Inc.	1,800,000
85,000	Skyline Champion Corp.†	2,327,300
55,000	Winnebago Industries Inc.	2,125,750

		20,400,142

	Metals and Mining — 0.4%
190,000	Allegheny Technologies Inc.†	4,788,000
50,000	Century Aluminum Co.†	345,500
15,000	Constellium SE, Cl. A†	150,600
45,000	Ivanhoe Mines Ltd., Cl. A†	142,950
100,000	Kinross Gold Corp.†	388,000
30,000	Materion Corp.	2,034,300
265,000	TimkenSteel Corp.†	2,154,450
95,000	Turquoise Hill Resources Ltd.†	117,800

		10,121,600

	Publishing — 0.9%
3,000	Graham Holdings Co., Cl. B	2,070,090
10,000	John Wiley & Sons Inc., Cl. B	459,400

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
50,000	Meredith Corp.	$2,753,000
65,000	News Corp., Cl. A	876,850
1,105,000	The E.W. Scripps Co., Cl. A	16,895,450

		23,054,790

	Real Estate — 1.8%
79,000	Capital Properties Inc., Cl. A	1,121,800
105,000	Cohen & Steers Inc.	5,401,200
262,157	Griffin Industrial Realty Inc.(a)	9,267,250
6,967	Gyrodyne LLC†	130,805
19,500	Lamar Advertising Co., Cl. A, REIT	1,573,845
96,000	Morguard Corp.	13,730,518
99,995	Reading International Inc., Cl. A†	1,297,935
2,637	Reading International Inc., Cl. B†	61,310
28,000	Seritage Growth Properties, Cl. A, REIT	1,202,880
181,000	Tejon Ranch Co.†	3,002,790
587,000	The St. Joe Co.†	10,143,360
99,000	Trinity Place Holdings Inc.†	391,050
13,000	Twin River Worldwide Holdings Inc.†	386,750

		47,711,493

	Retail — 4.8%
50,000	Aaron’s Inc.	3,070,500
192,000	AutoNation Inc.†	8,052,480
21,024	Barnes & Noble Education Inc.†	70,641
34,000	Barnes & Noble Inc.	227,460
45,000	Big 5 Sporting Goods Corp.	87,750
3,000	Biglari Holdings Inc., Cl. A†	1,591,560
18,000	Biglari Holdings Inc., Cl. B†	1,869,480
10,000	Casey’s General Stores Inc.	1,559,900
140,000	Copart Inc.†	10,463,600
2,500	Dunkin’ Brands Group Inc.	199,150
150,000	GNC Holdings Inc., Cl. A†	225,000
618,000	Hertz Global Holdings Inc.†	9,863,280
644,000	Ingles Markets Inc., Cl. A	20,047,720
85,000	Lands’ End Inc.†	1,038,700
110,000	Macy’s Inc.	2,360,600
85,000	Movado Group Inc.	2,295,000
157,000	Nathan’s Famous Inc.	12,264,840
85,000	Penske Automotive Group Inc.	4,020,500
93,000	Pets at Home Group plc	220,976
290,000	Rush Enterprises Inc., Cl. B	10,703,900
7,400	Salvatore Ferragamo SpA	176,537
379,000	The Cheesecake Factory Inc.	16,569,880
147,500	Tractor Supply Co.	16,048,000
44,500	Village Super Market Inc., Cl. A	1,179,695
100,000	Vitamin Shoppe, Inc.†	394,000
57,000	Weis Markets Inc.	2,075,370
600	Winmark Corp.	103,890

		126,780,409

Shares		Market Value

	Specialty Chemicals — 3.3%
88,000	Albemarle Corp.	$6,196,080
31,000	Ashland Global Holdings Inc.	2,479,070
1,870,000	Ferro Corp.†	29,546,000
232,000	GCP Applied Technologies Inc.†	5,252,480
91,200	General Chemical Group Inc.†	2,736
300,000	H.B. Fuller Co.	13,920,000
25,200	Hawkins Inc.	1,093,932
100,000	Huntsman Corp.	2,044,000
14,500	NewMarket Corp.	5,813,630
300,200	OMNOVA Solutions Inc.†	1,870,246
11,500	Quaker Chemical Corp.	2,333,120
144,000	Sensient Technologies Corp.	10,581,120
24,302	SGL Carbon SE†	197,582
8,000	Takasago International Corp.	218,151
300,000	Valvoline Inc.	5,859,000

		87,407,147

	Telecommunications — 1.2%
55,000	ATN International Inc.	3,175,150
305,000	Cincinnati Bell Inc.†	1,509,750
80,000	Consolidated Communications Holdings Inc.	394,400
170,000	Gogo Inc.†	676,600
250,000	HC2 Holdings Inc.†	590,000
6,000	IDT Corp., Cl. B†	56,820
112,000	Iridium Communications Inc.†	2,605,120
25,000	Liberty Latin America Ltd., Cl. A†	430,750
134,000	Liberty Latin America Ltd., Cl. C†	2,303,460
55,000	Loral Space & Communications Inc.†	1,898,050
65,000	NII Holdings Inc.†	109,850
130,000	Nuvera Communications Inc.	2,418,000
37,200	Pharol SGPS SA†	6,387
103,000	Rogers Communications Inc., Cl. B	5,512,560
176,000	Shenandoah Telecommunications Co.	6,779,520
750,000	VEON Ltd., ADR	2,100,000
22,000	Verizon Communications Inc.	1,256,860

		31,823,277

	Transportation — 1.4%
460,000	GATX Corp.	36,473,400
18,600	Irish Continental Group plc	92,214
140,000	Navigator Holdings Ltd.†	1,310,400

		37,876,014

	Wireless Communications — 0.3%
82,000	Millicom International Cellular SA, SDR	4,613,860
58,000	United States Cellular Corp.†	2,590,860

		7,204,720

	TOTAL COMMON STOCKS	2,639,349,198

	CLOSED-END FUNDS — 0.2%
75,000	MVC Capital Inc.	690,750
79,500	The Central Europe, Russia, and Turkey Fund Inc.	2,162,400

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	CLOSED-END FUNDS (Continued)
31,977	The European Equity Fund Inc.	$282,037
118,000	The New Germany Fund Inc.	1,673,240

	TOTAL CLOSED-END FUNDS	4,808,427

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
125,500	Jungheinrich AG	3,867,335

	RIGHTS — 0.1%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	2

	Health Care — 0.0%
290,000	Sanofi, CVR†	150,800

	Retail — 0.1%
599,465	Hertz Global Holdings Inc., CVR†	1,168,957

	Specialty Chemicals — 0.0%
65,000	A. Schulman Inc., CVR†(b)	33,995

	TOTAL RIGHTS	1,353,754

	TOTAL INVESTMENTS — 100.0% (Cost $1,067,957,237)	$2,649,378,714

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

7